Shareholder Report, Average Annual Return (Details) 195387_Matson Money Fixed Income VI Portfolio_Class L_TSR Annual {Institutional Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Matson Money Fixed Income VI Portfolio
Average Annual Return, Percent		2.03%	1.19%	1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[1]	1.89%	(0.29%)	1.40%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent	[2]	2.48%	1.61%	1.85%
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD
Average Annual Return, Percent		2.52%	2.05%	2.02%

[1]
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.

[2]
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.